Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2015-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07/31/2015

A.	DATES	Begin	End	# days

1	Payment Date		8/17/2015
2	Collection Period	6/11/2015	7/31/2015	51
3	Monthly Interest Period-Actual	7/29/2015	8/16/2015	19
4	Monthly Interest - Scheduled	7/29/2015	8/14/2015	16

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	103,000,000.00	103,000,000.00	-	-	21,625,258.92	81,374,741.08	0.7900460
6	Class A-2a Notes	150,000,000.00	150,000,000.00	-	-	-	150,000,000.00	1.0000000
7	Class A-2b Notes	120,000,000.00	120,000,000.00	-	-	-	120,000,000.00	1.0000000
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	72,770,000.00	72,770,000.00	-	-	-	72,770,000.00	1.0000000
10	Total Class A Notes	659,360,000.00	659,360,000.00	0.00	0.00	21,625,258.92	637,734,741.08
11	Class B Notes	28,230,000.00	28,230,000.00	-	-	-	28,230,000.00	1.0000000

12	Total Notes	$687,590,000.00	687,590,000.00	$0.00	$0.00	$21,625,258.92	665,964,741.08

	Overcollateralization
13	Exchange Note	78,403,791.09	78,403,791.09				76,678,587.32
14	Series 2015-A Notes	18,044,119.85	18,044,119.85				24,142,544.79

15	Total Overcollateralization	96,447,910.94	96,447,910.94				100,821,132.11
16	Total Target Overcollateralization	$108,197,231.71	108,197,231.71				108,197,231.71

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.38000%	20,657.22	0.2005555	21,625,258.92	209.9539701	0.00
18	Class A-2a Notes		1.06000%	70,666.67	0.4711111	0.00	0.0000000	0.00
19	Class A-2b Notes	0.18900%	0.56900%	36,036.67	0.3003056	0.00	0.0000000	0.00
20	Class A-3 Notes		1.54000%	146,190.49	0.6844444	0.00	0.0000000	0.00
21	Class A-4 Notes		1.73000%	55,952.04	0.7688888	0.00	0.0000000	0.00
22	Total Class A Notes			329,503.09	0.4997317	21,625,258.92	32.7973473	0.00
23	Class B Notes		1.94000%	24,340.53	0.8622221	0.00	0.0000000	0.00

24	Totals			353,843.62	0.5146143	21,625,258.92	31.4508049	0.00

			Initial Balance	Beginning Balance				Ending Balance
25	Exchange Note Balance		705,634,119.85	705,634,119.85				690,107,285.87

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	784,037,910.94	766,785,873.19
28	Aggregate Base Residual Value (Not Discounted)	545,098,377.51	541,463,555.45

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	-	-
30	Turn-in Ratio on Scheduled Terminations			N/A

		Units	Securitization Value
31	Securitization Value — Beginning of Period	34,763	784,037,910.94
32	Depreciation/Payments		(12,189,070.97)
33	Gross Credit Losses	(8)	(169,875.51)
34	Early Terminations — Regular	-	-
35	Scheduled Terminations — Returned	(4)	(65,117.99)
36	Payoff Units & Lease Reversals	(206)	(4,827,973.28)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	34,545	766,785,873.19

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07/31/2015

C.	SERVICING FEE

39	Servicing Fee Due	1,088,941.54

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	1,088,941.54

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,920,189.55
43	Beginning Reserve Account Balance	3,920,189.55
44	Ending Reserve Account Balance	3,920,189.55

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	34,431	99.76%	764,281,649.99
46	31 - 60 Days Delinquent	78	0.23%	1,812,636.85
47	61 - 90 Days Delinquent	5	0.01%	103,171.73
48	91+ Days Delinquent	0	0.00%	-

49	Total	34,514	100.00%	766,197,458.57

50	Prepayment Speed (1 Month)	0.21%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	4	65,117.99
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(56,175.80)
53	Less: Excess Wear and Tear Received in Current Period		-
54	Less: Excess Mileage Received in Current Period		-

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		8,942.19

56	Beginning Cumulative Net Residual Losses		-
57	Current Period Net Residual Losses		8,942.19

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		8,942.19

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	8	169,875.51
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(136,228.35)

62	Current Period Net Credit Losses/(Gains)		33,647.16

63	Beginning Cumulative Net Credit Losses		-
64	Current Period Net Credit Losses		33,647.16

65	Ending Cumulative Net Credit Losses		33,647.16

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07/31/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

67	Lease Payments Received	17,927,557.53
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	56,175.80
69	Liquidation Proceeds, Recoveries & Expenses	121,208.62
70	Insurance Proceeds	15,019.73
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	-
72	Payoff Payments	5,002,354.66
73	All Other Payments Received	-

74	Collected Amounts	23,122,316.34

75	Investment Earnings on Collection Account	148.17

76	Total Collected Amounts, prior to Servicer Advances	23,122,464.51

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	23,122,464.51

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	1,088,941.54
80	Interest on the Exchange Note - to the Trust Collection Account	608,413.42
81	Principal on the Exchange Note - to the Trust Collection Account	15,526,833.98
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,088,914.89
83	Remaining Funds Payable to Trust Collection Account	4,809,360.68

84	Total Distributions	23,122,464.51

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	22,033,522.97

86	Investment Earnings on Reserve Account	26.65

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	22,033,549.62

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	54,447.08
90	Class A Noteholders' Interest Distributable Amount	329,503.09
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	24,340.53
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	21,625,258.92
96	Remaining Funds Payable to Certificateholder	-

97	Total Distributions	22,033,549.62